Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	May 31, 2013	May 31, 2012	May 31, 2011	May 31, 2010
Current assets:
Cash and cash equivalents	$ 355.6	$ 492.4	$ 327.8	$ 189.1
Accounts receivable, net	531.8	491.6
Investments	0	2.5
Income tax receivable	6.9	5.0
Inventories	624.0	543.2
Deferred income taxes	119.9	52.5
Prepaid expenses and other	134.4	124.1
Total current assets	1,772.6	1,711.3
Property, plant and equipment, net	665.2	593.6
Investments	23.0	13.9
Investment in subsidiaries	0	0
Intangible assets, net	3,630.2	3,930.4
Goodwill	3,600.9	4,114.4	4,470.1	4,707.5
Other assets	102.8	56.8
Total assets	9,794.7	10,420.4
Current liabilities:
Current portion of long-term debt	40.3	35.6
Accounts payable	111.5	116.2
Accrued interest	56.2	56.5
Accrued wages and commissions	150.1	122.0
Other accrued expenses	206.0	180.2
Total current liabilities	564.1	510.5
Long-term debt	5,926.1	5,792.2
Deferred income taxes	1,129.8	1,257.8
Other long-term liabilities	206.1	177.8
Total liabilities	7,826.1	7,738.3
Shareholder’s equity	1,968.6	2,682.1	3,175.1	3,733.5
Total liabilities and shareholder’s equity	9,794.7	10,420.4
Biomet, Inc. [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Inventories		0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investments	0	0
Investment in subsidiaries	7,982.8	8,562.9
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Total assets	7,982.8	8,562.9
Current liabilities:
Current portion of long-term debt	33.3	34.3
Accounts payable	0	0
Accrued interest	56.1	56.5
Accrued wages and commissions	0	0
Other accrued expenses	0	0
Total current liabilities	89.4	90.8
Long-term debt	5,924.8	5,790.0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	6,014.2	5,880.8
Shareholder’s equity	1,968.6	2,682.1
Total liabilities and shareholder’s equity	7,982.8	8,562.9
Guarantors [Member]
Current assets:
Cash and cash equivalents	35.3	190.1	176.4	103.5
Accounts receivable, net	254.1	227.6
Investments	0	0
Income tax receivable	0.9	2.1
Inventories	286.9	288.7
Deferred income taxes	78.3	42.3
Prepaid expenses and other	72.8	48.8
Total current assets	728.3	799.6
Property, plant and equipment, net	350.1	320.1
Investments	10.9	10.1
Investment in subsidiaries	0	0
Intangible assets, net	2,890.4	3,239.3
Goodwill	3,104.0	3,271.4
Other assets	88.9	45.6
Total assets	7,172.6	7,686.1
Current liabilities:
Current portion of long-term debt	0	0
Accounts payable	63.8	71.5
Accrued interest	0	0
Accrued wages and commissions	82.1	69.5
Other accrued expenses	141.7	106.1
Total current liabilities	287.6	247.1
Long-term debt	0	0
Deferred income taxes	942.0	1,065.7
Other long-term liabilities	142.9	131.6
Total liabilities	1,372.5	1,444.4
Shareholder’s equity	5,800.1	6,241.7
Total liabilities and shareholder’s equity	7,172.6	7,686.1
Non-Guarantors [Member]
Current assets:
Cash and cash equivalents	320.3	302.3	151.4	85.6
Accounts receivable, net	277.7	264.0
Investments	0	2.5
Income tax receivable	6.0	2.9
Inventories	337.1	254.5
Deferred income taxes	41.6	10.2
Prepaid expenses and other	61.6	75.3
Total current assets	1,044.3	911.7
Property, plant and equipment, net	315.1	273.5
Investments	12.1	3.8
Investment in subsidiaries	0	0
Intangible assets, net	739.8	691.1
Goodwill	496.9	843.0
Other assets	13.9	11.2
Total assets	2,622.1	2,734.3
Current liabilities:
Current portion of long-term debt	7.0	1.3
Accounts payable	47.7	44.7
Accrued interest	0.1	0
Accrued wages and commissions	68.0	52.5
Other accrued expenses	64.3	74.1
Total current liabilities	187.1	172.6
Long-term debt	1.3	2.2
Deferred income taxes	187.8	192.1
Other long-term liabilities	63.2	46.2
Total liabilities	439.4	413.1
Shareholder’s equity	2,182.7	2,321.2
Total liabilities and shareholder’s equity	2,622.1	2,734.3
Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0
Accounts receivable, net	0	0
Investments	0	0
Income tax receivable	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets	0	0
Property, plant and equipment, net	0	0
Investments	0	0
Investment in subsidiaries	(7,982.8)	(8,562.9)
Intangible assets, net	0	0
Goodwill	0	0
Other assets	0	0
Total assets	(7,982.8)	(8,562.9)
Current liabilities:
Current portion of long-term debt	0	0
Accounts payable	0	0
Accrued interest	0	0
Accrued wages and commissions	0	0
Other accrued expenses	0	0
Total current liabilities	0	0
Long-term debt	0	0
Deferred income taxes	0	0
Other long-term liabilities	0	0
Total liabilities	0	0
Shareholder’s equity	(7,982.8)	(8,562.9)
Total liabilities and shareholder’s equity	$ (7,982.8)	$ (8,562.9)